FAIR VALUE - Schedule of Assets Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	$ 4,900	$ 9,000
LHFS	1,500,000	1,300,000
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	31,536	74,759
Vehicle inventory	378,882	348,603
LHFS	54,835	77,552
Goodwill	2,766,665	2,766,665
Nonrecurring | Impaired commercial LHFI
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	216,632	243,850
Nonrecurring | Auto loans impaired due to bankruptcy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	168,371	148,053
Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	0
Vehicle inventory	0	0
LHFS	0	0
Goodwill	0	0
Nonrecurring | Level 1 | Impaired commercial LHFI
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	0	0
Nonrecurring | Level 1 | Auto loans impaired due to bankruptcy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	0	0
Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	31,536	74,759
Vehicle inventory	378,882	348,603
LHFS	0	0
Goodwill	0	0
Nonrecurring | Level 2 | Impaired commercial LHFI
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	213,159	208,820
Nonrecurring | Level 2 | Auto loans impaired due to bankruptcy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	168,371	148,053
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed assets	0	0
Vehicle inventory	0	0
LHFS	54,835	77,552
Goodwill	2,766,665	2,766,665
Nonrecurring | Level 3 | Impaired commercial LHFI
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	3,473	35,030
Nonrecurring | Level 3 | Auto loans impaired due to bankruptcy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired commercial LHFI	$ 0	$ 0